Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 1,363	$ 1,187
Liabilities currently not deductible for tax	455	451
Operating lease liabilities	455	449
Other assets tax value in excess of book value	319	263
Unrealized losses on foreign exchange hedges and retirement liabilities	31	100
Tax credit carryforwards	98	89
Unrealized losses on remeasurement of investments	14	12
Others	13	9
Deferred tax assets, Gross, Total	2,748	2,560
Valuation allowance against tax benefit of loss carryforwards	(1,031)	(841)
Other valuation allowance	(204)	(241)
Deferred tax assets, Net, Total	1,513	1,478
Operating lease right-of-use assets	443	446
Tax depreciation in excess of book depreciation	232	294
Tax on undistributed foreign earnings	229	188
Unrealized gain on foreign exchange hedges and retirement liabilities	47	8
Deferred tax liabilities, Total	951	936
Net deferred tax assets	$ 562	$ 542